Related parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related parties

NOTE 13. RELATED PARTIES

As of December 31, 2018 and December 31, 2017, BetaCat, which shares some common ownership, owed by Salarius $5,946 and owed Salarius $21,728, respectively. BetaCat shares support staff and rental space with Salarius and they reimburse one another for related costs.